As filed with the Securities and Exchange Commission on May 8, 2012

Securities Act of 1933 File No. 33-78960

Investment Company Act of 1940 File No. 811-08510

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 53	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 56	☒

MATTHEWS INTERNATIONAL FUNDS

 (Exact name of registrant as specified in charter)

Four Embarcadero Center, Suite 550

San Francisco, CA  94111

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code:  (415) 788-6036

William J. Hackett, President

Four Embarcadero Center, Suite 550

San Francisco, CA  94111

(Name and Address of Agent for Service)

Copies To:

Timothy B. Parker, Vice President

Four Embarcadero Center, Suite 550

San Francisco, CA 94111

David A. Hearth, Esq.

Paul Hastings LLP

55 Second Street

San Francisco, CA 94105

It is proposed that this filing will become effective

☒         immediately upon filing pursuant to paragraph (b)

☐         on                          pursuant to paragraph (b)

☐         60 days after filing pursuant to paragraph (a)(1)

☐         on                          pursuant to paragraph (a)(1)

☐         75 days after filing pursuant to paragraph (a)(2)

☐         on                          pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐         This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 53 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco and State of California on the 8th day of May, 2012.

Matthews International Funds

By	/s/ William J. Hackett
William J. Hackett, President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 53 to the Registration Statement of Matthews International Funds has been signed below by the following persons on the 8th day of May, 2012, in the capacities indicated.

Signature		Capacity	Date

/s/ William J. Hackett		President and Principal Executive Officer	May 8, 2012
William J. Hackett

/s/ Shai Malka		Treasurer	May 8, 2012
Shai Malka

Geoffrey H. Bobroff*		Trustee	May 8, 2012
Geoffrey H. Bobroff

Jonathan Zeschin*		Trustee	May 8, 2012
Jonathan Zeschin

G. Paul Matthews*		Trustee	May 8, 2012
G. Paul Matthews

Rhoda Rossman*		Trustee	May 8, 2012
Rhoda Rossman

Toshi Shibano*		Trustee	May 8, 2012
Toshi Shibano

Richard K. Lyons*		Trustee	May 8, 2012
Richard K. Lyons

* By:	/s/ John McGowan
as Attorney-in-Fact and Agent pursuant to Power of Attorney

SCHEDULE OF EXHIBITS TO FORM N-1A

Matthews International Funds

Exhibit Number	Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase